Subsequent Events - Additional Information (Detail) $ in Thousands			6 Months Ended
	Jul. 20, 2017 USD ($) m³	Jul. 05, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Subsequent Event [Line Items]
Payment for property plant and equipment			$ 1,352	$ 1,141
Fully Refrigerated [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gas carrier cargo capacity | m³	38,000
Payment for property plant and equipment	$ 34,500
Construction price percentage	70.00%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 137,000